Long-Term Debt Guarantor Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Financial Position

Condensed Consolidated Statement of Financial Position as at December 31, 2020

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$76,547	$15,392	$16,833	$—	$108,772
Other current assets	5,399	129,924	98,165	3	233,491
Intercompany receivables	48,595	2,358,699	115,204	(2,522,498)	—
Investments in subsidiaries	4,409,992	30	—	(4,410,022)	—
Property, plant and equipment	44,114	2,041,094	387,223	252	2,472,683
Intangibles	26,907	759	—	—	27,666
Right-of-use assets	20,115	31,323	3,730	—	55,168
Other long-term assets	—	—	1,140	(42)	1,098
Total assets	$4,631,669	$4,577,221	$622,295	$(6,932,307)	$2,898,878
Liabilities and shareholders’ equity
Current liabilities	$37,251	$86,221	$43,368	$—	$166,840
Intercompany payables and debt	2,420,264	53,375	48,859	(2,522,498)	—
Long-term debt	1,224,048	12,162	—	—	1,236,210
Lease obligations	19,326	27,072	2,484	—	48,882
Other long-term liabilities	7,505	32,400	443	(42)	40,306
Total liabilities	3,708,394	211,230	95,154	(2,522,540)	1,492,238
Shareholders’ equity	923,275	4,365,991	527,141	(4,409,767)	1,406,640
Total liabilities and shareholders’ equity	$4,631,669	$4,577,221	$622,295	$(6,932,307)	$2,898,878

Condensed Consolidated Statement of Financial Position as at December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$20,952	$20,651	$33,098	$—	$74,701
Other current assets	3,952	242,968	96,140	4	343,064
Intercompany receivables	82,101	2,205,834	67,377	(2,355,312)	—
Investments in subsidiaries	4,535,625	30	—	(4,535,655)	—
Property, plant and equipment	48,416	2,263,355	437,413	279	2,749,463
Intangibles	30,434	1,312	—	—	31,746
Right of use assets	23,070	39,267	3,805	—	66,142
Other long-term assets	—	—	6,595	(1,871)	4,724
Total assets	$4,744,550	$4,773,417	$644,428	$(6,892,555)	$3,269,840
Liabilities and shareholders’ equity
Current liabilities	$33,862	$130,232	$51,975	$—	$216,069
Intercompany payables and debt	2,217,790	84,901	52,621	(2,355,312)	—
Long-term debt	1,427,181	—	—	—	1,427,181
Lease obligations	20,877	31,614	2,489	—	54,980
Other long-term liabilities	26,927	18,454	668	(1,871)	44,178
Total liabilities	3,726,637	265,201	107,753	(2,357,183)	1,742,408
Shareholders’ equity	1,017,913	4,508,216	536,675	(4,535,372)	1,527,432
Total liabilities and shareholders’ equity	$4,744,550	$4,773,417	$644,428	$(6,892,555)	$3,269,840

Condensed Consolidated Statement of Net Earnings (Loss)

Condensed Consolidated Statement of Net Earnings (Loss) for the year ended December 31, 2020

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$57	$752,737	$186,088	$(3,129)	$935,753
Operating expense	50	465,624	120,875	(3,129)	583,420
General and administrative expense	38,489	26,767	5,613	—	70,869
Restructuring	6,978	11,083	—	—	18,061
Earnings (loss) before income taxes, equity in earnings of subsidiaries, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, gain on asset disposals and depreciation and amortization	(45,460)	249,263	59,600	—	263,403
Depreciation and amortization	9,981	255,299	50,815	227	316,322
Gain on asset disposals	(141)	(11,655)	(135)	—	(11,931)
Foreign exchange	(6,957)	36,313	(24,814)	—	4,542
Finance charges	109,578	(2,113)	3	—	107,468
Gain on redemption and repurchase of unsecured senior notes	(43,814)	—	—	—	(43,814)
Equity in earnings of subsidiaries	22,462	—	—	(22,462)	—
Earnings (loss) before income taxes	(136,569)	(28,581)	33,731	22,235	(109,184)
Income taxes	(16,658)	18,056	9,556	—	10,954
Net earnings (loss)	$(119,911)	$(46,637)	$24,175	$22,235	$(120,138)

Condensed Consolidated Statement of Net Earnings (Loss) for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$92	$1,341,624	$210,292	$(10,688)	$1,541,320
Operating expense	56	909,898	139,701	(10,688)	1,038,967
General and administrative expense	38,418	57,119	8,473	—	104,010
Restructuring	2,822	3,616	—	—	6,438
Earnings (loss) before income taxes, equity in earnings of subsidiaries, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	(41,204)	370,991	62,118	—	391,905
Depreciation and amortization	13,272	262,914	57,205	225	333,616
Gain on asset disposals	(47)	(50,439)	(255)	—	(50,741)
Loss on asset decommissioning	—	20,263	—	—	20,263
Reversal of impairment of property, plant and equipment	—	(5,810)	—	—	(5,810)
Foreign exchange	(8,499)	(758)	535	—	(8,722)
Finance charges	118,775	(354)	32	—	118,453
Gain on redemption and repurchase of unsecured senior notes	(6,815)	—	—	—	(6,815)
Equity in earnings of subsidiaries	(102,114)	—	—	102,114	—
Earnings (loss) before income taxes	(55,776)	145,175	4,601	(102,339)	(8,339)
Income taxes	(62,619)	44,809	2,853	—	(14,957)
Net earnings (loss)	$6,843	$100,366	$1,748	$(102,339)	$6,618

Condensed Consolidated Statement of Comprehensive Income (Loss)

Condensed Consolidated Statement of Comprehensive Income (Loss) for the year ended December 31, 2020

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net earnings (loss)	$(119,911)	$(46,637)	$24,175	$22,235	$(120,138)
Other comprehensive income (loss)	29,251	9,732	(35,857)	200	3,326
Comprehensive income (loss)	$(90,660)	$(36,905)	$(11,682)	$22,435	$(116,812)

Condensed Consolidated Statement of Comprehensive Income (Loss) for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net earnings (loss)	$6,843	$100,366	$1,748	$(102,339)	$6,618
Other comprehensive income (loss)	79,022	(79,018)	(27,655)	(108)	(27,759)
Comprehensive income (loss)	$85,865	$21,348	$(25,907)	$(102,447)	$(21,141)

Condensed Consolidated Statement of Cash Flow

Condensed Consolidated Statement of Cash Flow for the year ended December 31, 2020

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(79,919)	$263,514	$42,523	$—	$226,118
Investments	292,596	(32,668)	(7,252)	(293,193)	(40,517)
Financing	(152,738)	(234,953)	(51,126)	293,193	(145,624)
Effects of exchange rate changes on cash	(4,344)	(1,152)	(410)	—	(5,906)
Increase (decrease) in cash	55,595	(5,259)	(16,265)	—	34,071
Cash, beginning of year	20,952	20,651	33,098	—	74,701
Cash, end of year	$76,547	$15,392	$16,833	$—	$108,772

Condensed Consolidated Statement of Cash Flow for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(189,376)	$480,215	$(2,680)	$—	$288,159
Investments	408,753	(56,937)	(15,337)	(410,979)	(74,500)
Financing	(226,379)	(438,350)	21,936	410,979	(231,814)
Effects of exchange rate changes on cash	(672)	(1,415)	(1,683)	—	(3,770)
Increase (decrease) in cash	(7,674)	(16,487)	2,236	—	(21,925)
Cash, beginning of year	28,626	37,138	30,862	—	96,626
Cash, end of year	$20,952	$20,651	$33,098	$—	$74,701